Business Combinations - Post merger operating results for the full period (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Business Combination Segment Allocation [Line Items]
Basic EPS: continuing operations (in USD per share)	$ 37.25	$ 1.18	$ (0.72)	$ (0.64)	$ 2.11
Diluted EPS: continuing operations (in USD per share)	$ 37.25	$ 1.16	$ (0.72)	$ (0.64)	$ 2.07
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Operating revenue		$ 414	$ 291	$ 402	$ 758
Profit/(loss) from continuing operations		$ 82	$ (48)	$ (67)	$ 121
Basic EPS: continuing operations (in USD per share)		$ 1.03	$ (0.60)	$ (0.84)	$ 1.52
Diluted EPS: continuing operations (in USD per share)		$ 1.02	$ (0.60)	$ (0.84)	$ 1.50